Taxation - Components of Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Current tax	$ (13.6)	$ (12.5)	$ (28.7)	$ (27.9)
Change in deferred tax	(1.3)	(0.9)	(4.4)	(0.8)
Total	$ (14.9)	$ (13.4)	$ (33.1)	$ (28.7)